Earnings Per Common Share	6 Months Ended
Jun. 30, 2025
Earnings Per Common Share [Abstract]
Earnings Per Common Share
17.	Earnings Per Common Share:

Diluted earnings per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the six months ended June 30, 2024 and 2025, the effect of the warrants outstanding during that period and as of that date, would be antidilutive, hence they were excluded from the computation of diluted earnings per share. For the purpose of calculating diluted earnings per common share, the weighted average number of diluted shares outstanding includes the conversion of outstanding Series D Preferred Shares (Note 13) calculated with the “if converted” method by using the average closing market price over the reporting period from January 1, 2024 to June 30, 2024 and from January 1, 2025 to June 30, 2025. If there is a loss, diluted EPS is computed in the same manner as basic EPS is computed. Thus, for the six months period ended June 30, 2025, the inclusion of the potential common shares from the conversion of outstanding Series D Preferred Shares (calculated with the “if converted” method) in diluted EPS would have an antidilutive effect, and therefore basic EPS and diluted EPS are the same.

The components of the calculation of basic and diluted earnings per common share are as follows:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Net income / (loss), net of taxes	$45,185,357	$(17,008,587)
Less: Net loss attributable to non-controlling interest in subsidiaries	—	3,191,062
Net income / (loss) attributable to Castor Maritime Inc.	$45,185,357	$(13,817,525)
Less: Dividend on Series D Preferred Shares	(1,263,889)	(2,513,889)
Less: Deemed dividend on Series D Preferred Shares	(249,515)	(1,451,187)
Net income / (loss) available to common shareholders, basic	43,671,953	(17,782,601)
Dividend on Series D Preferred Shares	1,263,889	2,513,889
Deemed dividend on Series D Preferred Shares	249,515	1,451,187
Net income / (loss) attributable to common shareholders, diluted	45,185,357	(13,817,525)

Weighted average number of common shares outstanding, basic	9,662,354	9,662,354
Effect of dilutive shares	11,735,052	—
Weighted average number of common shares outstanding, diluted	21,397,406	9,662,354

Earnings / (loss) per common share, basic	$4.52	$(1.84)
Earnings / (loss) per common share, diluted	$2.11	$(1.84)